Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Deferred Income and Contract Liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deferred Income And Contract Liabilities Abstract
Beginning balance	$ 118,909	$ 808,118	$ 997,732
Prepayments from customers	470,967	1,370,836	1,352,698
Recognized as revenues	(525,807)	(2,060,045)	(1,542,312)
Ending balance	$ 64,069	$ 118,909	$ 808,118